NEW JERSEY ACQUISITION	12 Months Ended
Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
NEW JERSEY ACQUISITION

NOTE 7 – NEW JERSEY ACQUISITION

On August 16, 2021, Red Oak Equity Partners, LLC purchased all issued and outstanding capital stock and membership interest, as applicable, of Dean’s Natural Food Market, Inc., Dean’s Natural Food Market of Shrewsbury, Inc., Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC for a total of $2,500,000. The purchase price included cash consideration of $2,250,000 and a promissory note of $250,000 payable to the seller at a fixed interest rate of 5% and equal monthly payments through February 2026.